For Asset Allocation

Foundation Funds
Growth Portfolio
Balanced Portfolio
Income Portfolio

(photo of illustration from Asset Allocation Brochure)


service and guidance

professional management

goals

1998
Semi-Annual
Report


DELAWARE
INVESTMENTS
===========
Philadelphia o London

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  asset
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    2

April 10, 1998


Dear Shareholder:

ASSET ALLOCATION IS AN IMPORTANT element of managing an investment portfolio. History shows that various classes of investments perform differently throughout an economic or investment cycle, and that diversification can therefore help reduce risk.
        We are pleased to present the initial semi-annual report* for Delaware's three Foundation Funds. The Foundation portfolios offer a convenient way to diversify one's holdings for long-term growth, inflation protection or income. Think of the portfolios as an opportunity to build and protect a nest egg using many baskets.
        During the brief period since the Foundation Funds' inception on December 31, 1997 through March 31, 1998, the Funds' portfolio manager -
J. Paul Dokas - took steps to create a mix of mutual funds from Delaware Investments that allow shareholders to participate in the capital appreciation and income potential of many asset classes.
        Domestic stock market weakness in January provided an opportunity to allocate resources in each portfolio to Funds that focus on large-cap U.S. equities. For the Growth and Balanced portfolios, market weakness in small company stocks also provided an attractive buying opportunity.
        Within the Income and Balanced portfolios, Mr. Dokas sought to assemble an attractive mix of Delaware bond funds investing in U.S.
government securities, high-yield corporate bonds and international bonds. During the first quarter of calendar 1998, performance of the Income portfolio was enhanced by a 45% weighting in equities.


WE BELIEVE LONG-TERM INVESTORS ARE BETTER SERVED BY STRATEGIES THAT AIM TO PROVIDE CONSISTENT, LESS VOLATILE RETURNS.


CUMULATIVE RETURN
--------------------------------------------------------------------------------
                                                 December 31, 1997
Foundation Funds                                 to March 31, 1998
--------------------------------------------------------------------------------
Growth Portfolio A Class                              +10.35%
Balanced Portfolio A Class                             +7.65%
Income Portfolio A Class                               +5.88%
--------------------------------------------------------------------------------
S&P 500 Index                                         +13.95%
Morgan Stanley Europe Australia Far East Index        +14.30%
Russell 2000 Index                                    +10.31%
Lehman Brothers Aggregate Bond Index                   +1.56%
Salomon Brothers World Government Bond Index           +0.78%
--------------------------------------------------------------------------------
All performance shown above is at net asset value. See page 8 for portfolio performance for all Classes. Performance of other Fund classes varies due to different expenses. The Russell 2000 Index is an unmanaged measure of 2000 smaller companies as compiled by the Frank Russell Co. The Lehman Brothers Aggregate Bond Index is an unmanaged measure of investment grade domestic bonds. The Morgan Stanley EAFE Index is an unmanaged measure of international stocks in established markets. Past performance does not guarantee future results.

*The Funds' fiscal year ends September 30.

                                                                         for
                                                                        asset
                                                                      allocation
                                                                          3


        On the pages that follow in this report, you'll see how your portfolio was allocated among different asset classes and within different mutual funds from Delaware Investments. The Foundation Funds' manager continually monitors each portfolio to assure that asset class weightings reflect global economic and market trends and are consistent with each portfolio's objective.
        Given the ebullient domestic stock market results of the past few years, it may be fashionable to "reach for the moon" by putting most of one's nest egg in one asset class. We believe long-term investors are better served by strategies that aim to provide consistent, less volatile returns over many moons.
        Research has shown that the mix of asset classes chosen can have more effect on a portfolio's long-term total return than selection of specific securities or market timing. By dividing your investments among various asset classes, you may reduce long-term portfolio volatility as well as help improve return over time.
        Having a choice of three portfolios gives you an opportunity to achieve different objectives as your investing goals change. We suggest you review your goals with your financial adviser regularly.
        In our view, the portfolios may be appropriate for investors who have the option to choose Delaware's investment opportunities as part of an employer-sponsored retirement program. They may also be suitable for a Roth IRA or a traditional IRA developed with the help of your adviser.
        We'd like to thank you for being the Foundation Funds' charter shareholders. We look forward to reporting to you again this autumn and serving your investment needs for many years to come.

Sincerely,
/S/ Wayne A. Stork
------------------
    Wayne A. Stork
Chairman

/S/ Jeffrey J. Nick
-------------------
    Jeffrey J. Nick
President and Chief Executive Officer


Introducing Foundation Funds'
Portfolio Manager
J. Paul Dokas has more than a decade of investment experience. Prior to joining Delaware Management Company in February 1997, he was a Director of Trust Investments for Bell Atlantic Corp.'s $20 billion pension fund. Mr. Dokas holds an MBA from the University of Maryland and a bachelor's degree in business from Loyola College. He is a Chartered Financial Analyst.

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    4


Portfolio Manager's Review


U.S. STOCKS -
DEJA VU ALL OVER AGAIN
The Foundation Funds' initial fiscal period was a remarkable time of capital appreciation for stocks of large U.S. companies. Many investors expected the U.S. equity market would take a breather in 1998 after an unprecedented three years of annual returns in excess of 20%. But domestic equity prices continued to surge ahead.
        U.S. stocks were powered by enormous liquidity and low inflation. Portfolio managers favoring a growth investment style did especially well during the first calendar quarter. Large companies in sectors enjoying strong earnings growth - such as the pharmaceutical industry - were especially prized because overall corporate earnings growth slowed. Most securities analysts expected first-quarter profits among Standard & Poor's 500 Index companies to rise just 1%, far below year-earlier levels. For all of calendar 1998, many analysts anticipate corporate earnings will grow between 6% and 8%.

INTERNATIONAL STOCKS -
A RUNNING OF THE BULLS
International stocks in established European markets have soared since January, a refreshing development after a long period of underperformance compared to U.S. stocks. Most Continental markets gained between 15% and 20% for the quarter even after adjusting for currency fluctuations. This was remarkable given that the U.S. dollar's value continued to climb against most European currencies with the exception of the British pound.
        Stock markets in Spain and other Mediterranean countries were especially robust. Europe is benefiting from financial reforms at the corporate and country level that may lead to acceleration of economic growth. Stocks in European emerging markets such as Poland performed well. Russian stocks retreated, however.

DOMESTIC BONDS -
PRICES RISE, YIELDS FALL
In January, yields on 30-year Treasuries reached a record low of 5.73%.


ASSET ALLOCATION
--------------------------------------------------------------------------------
MARCH 31, 1998
                        Growth Portfolio   Balanced Portfolio   Income Portfolio
--------------------------------------------------------------------------------
Domestic Equities           58.6%              50.8%                35.3%
International Equities      27.3%              13.2%                10.1%
--------------------------------------------------------------------------------
High-Yield U.S. Bonds        6.8%              14.3%                25.0%
U.S. Government Bonds        4.9%              15.4%                14.9%
Global Bonds                   0                  0                  9.8%
--------------------------------------------------------------------------------
Cash                         2.4%               6.3%                 4.9%

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                                                                         for
                                                                        asset
                                                                      allocation
                                                                          5


Government bonds benefited from low inflation, a big rally in the value of the U.S. dollar and a flight to quality by Asian investors concerned about economic turmoil.
        Since 1997, increased tax revenues and a disappearing federal budget deficit have reduced the amount of new U.S. Treasury bonds issued. Conversely, issuance of high quality corporate debt increased 60% during the first quarter compared to a year earlier according to THE BOND BUYER. Investor demand for higher yielding bonds has been heavy, leading to a narrowing in the yield difference between corporates and Treasuries. Selected Yankee bonds and sectors such as credit card debt offered somewhat more value for investors willing to accept a modest increase in risk. Mortgage securities have grown more attractive as prepayment risks appear to have diminished.

GROWTH PORTFOLIO
As of March 31, more than 40% of the Growth Portfolio's net assets were invested in two mutual funds that focus on different types of large company domestic stocks - U.S. Growth Fund and Decatur Total Return Fund. This provided an attractive combination of growth and value investment styles. Both Funds performed well during the Growth Portfolio's initial fiscal period.
        Our positioning was complemented by holdings in three funds that have stock portfolios with a relatively smaller median market capitalization - Aggressive Growth Fund, Small Cap Value Fund and REIT Fund. This gave us a 14.8% weighting in small and midcap stock categories.
        Your Fund's returns were enhanced by the Growth Portfolio's strong 27.3% foreign stock positioning, achieved through a combination of International Equity Fund and Emerging Markets Fund. Owning foreign stocks involves special risks, including economic and political change and currency fluctuations. However, research at the University of Pennsylvania's Wharton School of Business and elsewhere has shown that allocating


RESEARCH HAS SHOWN THAT ALLOCATING AS MUCH AS ONE-THIRD OF AN INVESTMENT PORTFOLIO TO FOREIGN SECURITIES CAN REDUCE VOLATILITY AND POTENTIALLY PROVIDE COMPETITIVE RETURNS.


FUND ALLOCATION
MARCH 31, 1998

-----------------------------------------------------------------------------------------------------------
                                       Growth Portfolio         Balanced Portfolio        Income Portfolio
-----------------------------------------------------------------------------------------------------------
Decatur Total Return Fund                   21.3%                    22.6%                     13.9%
U.S. Growth Fund                            22.5%                    16.6%                     12.0%
-----------------------------------------------------------------------------------------------------------
Aggressive Growth Fund                       7.9%                     5.2%                      5.1%
Small Cap Value Fund                         3.9%                     3.5%                        0
REIT Fund                                    3.0%                     2.8%                      4.2%
-----------------------------------------------------------------------------------------------------------
International Equity Fund                   19.6%                     8.9%                      7.6%
Emerging Markets Fund                        7.7%                     4.3%                      2.5%
-----------------------------------------------------------------------------------------------------------
Delchester Fund                              6.8%                    14.3%                     25.0%
U.S. Government Fund                         4.9%                    15.4%                     14.9%
Global Bond Fund                               0                        0                       9.8%
-----------------------------------------------------------------------------------------------------------
Cash                                         2.4%                     6.3%                      4.9%

All portfolio holdings are institutional class shares of each Fund. The Balanced and Income Portfolios allocated 0.1% and 0.1% of their net assets, respectively, to Trend Fund as of March 31, 1998.

   for
  asset
allocation
    6

as much as one-third of an investment portfolio to foreign securities can reduce volatility and potentially provide competitive returns.
        To further temper possible equity market volatility and benefit from rising bond prices during the first quarter, we allocated about 11.7% of the Growth Portfolio's net assets to two fixed-income funds offering attractive yields - Delchester Fund and U.S. Government Fund.

BALANCED PORTFOLIO
History shows that a balanced approach to investing has provided strong total returns with a relatively low level of volatility. Research by Ibbotson Associates shows that a two-to-one mix of stocks to bonds has been the proverbial asset allocation sweet spot since the 1920s.
        As of March 31, the Balanced Portfolio was fully invested with a 63.9% allocation to a combination of U.S. and foreign stocks and 29.7% allocation to U.S. high-yield and U.S. government bonds. The portfolio had a 13.2% positioning in foreign stocks through International Equity Fund and Emerging Markets Fund and 14.3% allocation to domestic high-yield bonds through Delchester Fund.
        Compared to our target ranges, the Balanced Portfolio remains slightly underweighted in large company stocks and U.S. government securities, which we consider somewhat overvalued, and slightly overweighted in the small cap and high-yield bond sectors because of the respective capital appreciation and income potential we believe these two asset classes exhibit.

INCOME PORTFOLIO
Just because investors may seek income does not mean they can afford to ignore the long-term effects of inflation. In our opinion, any income-oriented portfolio should have inflation protection built in. During the Foundation Funds initial fiscal period, we took advantage of total return opportunities in the U.S. and overseas by allocating 45% of the Income Portfolio to equities.
        We are comfortable with this positioning because research has shown that allocating as much as 45% of an income portfolio to stocks can result in a higher total return without any more portfolio volatility than long-term bonds, according to research at the University of Pennsylvania's Wharton School of Business.


A TWO-TO-ONE MIX OF STOCKS TO BONDS HAS BEEN THE PROVERBIAL ASSET ALLOCATION SWEET SPOT SINCE THE 1920S.

                                                                         for
                                                                        asset
                                                                      allocation
                                                                          7


        Unlike the Growth and Balanced Portfolios, the Income Portfolio owned foreign bonds through Global Bond Fund. The first quarter of 1998 was a difficult period for this asset class because a rise in the value of the U.S. dollar against many currencies negatively affected returns. We believe this situation is temporary and that foreign bonds can provide attractive total returns over the long term.

SUMMARY OUTLOOK
In our view, the pace of corporate earnings growth is likely to be the single biggest risk factor in the U.S. stock market in 1998. With the nation's unemployment rate at lows not seen since the 1960s, some industries are facing labor shortages that are reducing productivity. Others, though profitable, are losing market share, have inadequate management or weak financial resources.
        The Foundation Funds' multiple fund approach allows us to invest in both U.S. and overseas equities through eight of Delaware's equity fund portfolio managers in Philadelphia, London and New York. Each portfolio manager has a solid track record of distinguishing between companies likely to do well over the long term and those that are simply riding the current wave of prosperity.
        In the fixed-income area, our approach gives us access to multiple markets through four of Delaware's veteran bond fund managers. The positive economic conditions that have sparked the U.S. bond market's strong results over the past three years are clearly entering a mature phase. However, we believe 1998 will be another year when fixed-income securities, particularly high-yield bonds, could deliver attractive returns. In our view, recession in Pacific Rim countries should keep U.S. inflation and interest rates at current modest levels without impairing U.S. economic growth or credit quality.

J. PAUL DOKAS
Vice President and
Senior Portfolio Manager

April 10, 1998


IN OUR VIEW, THE PACE OF CORPORATE EARNINGS GROWTH IS LIKELY TO BE THE SINGLE BIGGEST RISK FACTOR IN THE U.S. STOCK MARKET IN 1998.

   for
  asset
allocation
    8

A DIVERSIFIED PORTFOLIO CAN OFFER
ATTRACTIVE RETURNS AND A REDUCED RISK PROFILE
--------------------------------------------------------------------------------
20 YEARS THROUGH DECEMBER 31, 1997



                                                Average Annual
                                                 Total Return    Volatility
Standard & Poor's 500 Index                        16.70%          13.90%
Lehman Brothers Aggregate Bond Index                9.80%           8.30%
Morgan Stanley Europe Australia Far East Index     14.40%          21.30%
Diversified Portfolio+                             15.20%          10.90%

+ A mix of 60% S&P 500 Index, 20% Morgan Stanley EAFE Index and 20% Lehman
  Brothers Aggregate Bond Index. Past performance does not guarantee future results. Volatility is measured by standard deviation. This illustration of unmanaged indexes is not intended to represent the performance or potential volatility of any Foundation Fund portfolio. Source: Ibbotson Associates.

-------------------------------------------------------------------------------------------------------
FOUNDATION FUNDS PERFORMANCE
LIFETIME CUMULATIVE RETURNS
DECEMBER 31, 1997 THROUGH MARCH 31, 1998
                                        Growth Portfolio      Balanced Portfolio      Income Portfolio
-------------------------------------------------------------------------------------------------------
Class A (Est. 12/31/97)
    Excluding Sales Charge                 +10.35%                  +7.65%                  +5.88%
    Including Sales Charge                  +5.16%                  +2.58%                  +0.90%
-------------------------------------------------------------------------------------------------------
Class B (Est. 12/31/97)
    Excluding Sales Charge                 +10.24%                  +7.65%                  +5.88%
    Including Sales Charge                  +6.24%                  +3.65%                  +1.88%
-------------------------------------------------------------------------------------------------------
Class C (Est. 12/31/97)
    Excluding Sales Charge                 +10.35%                  +7.65%                  +5.88%
    Including Sales Charge                  +9.35%                  +6.65%                  +4.88%
-------------------------------------------------------------------------------------------------------
Institutional Class*                       +10.35%                  +7.65%                  +5.88%

Return and share value will fluctuate so that shares when redeemed may be worth more or less than the original cost. Results include the effect of sales charges as shown below. Lifetime performance for B and C shares excluding sales charge assumes contingent sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

Class A shares have a 4.75% maximum front-end sales charge and a 12b-1 fee of 0.25%.

Class B shares do not carry a front-end sales charge, but are subject to a 1% annual distribution and service fee. They are subject to a deferred sales charge of up to 4% if redeemed before the end of the sixth year.

Class C shares have a 1% annual distribution and service fee. If redeemed within 12 months, a 1% contingent deferred sales charge applies.

*Available without sales charge or asset-based distribution charges only to eligible institutional accounts.

                                                          for asset allocation 9

FINANCIAL STATEMENTS
DELAWARE GROUP FOUNDATION FUNDS -
GROWTH PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              NUMBER      MARKET
                                                             OF SHARES    VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 97.64%
Delaware Group Adviser Funds, Inc. -
 U.S. Growth Fund ......................................       6,483     $81,169
Delaware Group Equity Funds II, Inc. --
 Decatur Total Return Fund .............................       3,929      77,196
Delaware Group Equity Funds V, Inc. -
 Small Cap Value Fund ..................................         475      14,219
Delaware Group Global & International Funds, Inc. -
 Emerging Markets Series ...............................       2,724      27,788
Delaware Group Global & International Funds, Inc. -
 International Equity Series ...........................       4,409      70,724
Delaware Group Government Fund, Inc.-
 Government Income Series ..............................       2,274      17,555
Delaware Group Income Funds, Inc. -
 Delchester Fund .......................................       3,656      24,752
Delaware Pooled Trust, Inc. -
 The Real Estate Investment Trust Portfolio ............         701      10,968
Voyageur Mutual Funds III, Inc. -
 Aggressive Growth Fund ................................       1,427      28,730
                                                                         -------
Total Investment Companies (cost $336,498) .............                 353,101
                                                                         -------

                                                            PRINCIPAL
                                                              AMOUNT
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 0.28%
With JP Morgan Securities 5.85% 04/01/98
 (dated 03/31/98, collateralized by $300
 U.S. Treasury Notes 6.75% due 05/31/99
 market value $298) ..................................         $290          290
With PaineWebber 5.875% 04/01/98
 (dated 03/31/98, collateralized by $100
 U.S. Treasury Notes 6.25% due 06/30/98
 market value $148 and $200
 U.S. Treasury Notes 6.625% due
 06/30/01 market value $172) .........................          310          310
With Prudential Bache Securites 5.90% 04/01/98
 (dated 03/31/98, collateralized by
 $400 U.S. Treasury Bills market value $404) .........          400          400
                                                                          ------
Total Repurchase Agreements (cost $1,000) ............                     1,000
                                                                          ------

                                                                          MARKET
                                                                           VALUE
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 97.92%
 (cost $337,498) .....................................................  $354,101
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 2.08% ..........................................     7,517
                                                                        --------
NET ASSETS APPLICABLE TO 38,569 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% ..............................  $361,618
                                                                        ========

NET ASSET VALUE - GROWTH PORTFOLIO A CLASS
 ($254,061 / 27,096 shares) ..........................................     $9.38
                                                                           =====
NET ASSET VALUE - GROWTH PORTFOLIO B CLASS
 ($52,389 / 5,590 shares) ............................................     $9.37
                                                                           =====
NET ASSET VALUE - GROWTH PORTFOLIO C CLASS
 ($9.38 / 1 share) ...................................................     $9.38
                                                                           =====
NET ASSET VALUE - GROWTH PORTFOLIO INSTITUTIONAL CLASS
 ($55,159 / 5,882 shares) ............................................     $9.38
                                                                           =====

COMPONENTS OF NET ASSETS AT MARCH 31, 1998:
Capital shares (unlimited authorization-no par) ......................  $344,224
Undistributed net investment income ..................................       534
Accumulated net realized gain on investments .........................       257
Net unrealized appreciation of investments ...........................    16,603
                                                                        --------
Total net assets .....................................................  $361,618
                                                                        ========

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 GROWTH PORTFOLIO A CLASS:
Net asset value A Class (A) ..........................................     $9.38
Sales charge (4.75% of offering price or 5.01% of the
 amount invested per share)(B) .......................................      0.47
                                                                           -----
Offering price .......................................................     $9.85
                                                                           =====
----------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.
                             See accompanying notes

10 for asset allocation


DELAWARE GROUP FOUNDATION FUNDS -
BALANCED PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              NUMBER      MARKET
                                                             OF SHARES    VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 93.68%
Delaware Group Adviser Funds, Inc. -
 U.S. Growth Fund .........................................    5,151     $64,495
Delaware Group Equity Funds II, Inc. -
 Decatur Total Return Fund ................................    4,467      87,770
Delaware Group Equity Funds V, Inc. -
 Small Cap Value Fund .....................................      455      13,620
Delaware Group Equity Funds III, Inc. -
 Trend Fund ...............................................       31         586
Delaware Group Global & International Funds, Inc. -
 Emerging Markets Series ..................................    1,656      16,889
Delaware Group Global & International Funds, Inc. -
 International Equity Series ..............................    2,146      34,422
Delaware Group Government Fund, Inc.-
 Government Income Series .................................    7,729      59,668
Delaware Group Income Funds, Inc. -
 Delchester Fund ..........................................    8,206      55,556
Delaware Pooled Trust, Inc. -
 The Real Estate Investment Trust Portfolio ...............      683      10,682
Voyageur Mutual Funds III, Inc. -
 Aggressive Growth Fund ...................................    1,002      20,164
                                                                        --------
Total Investment Companies (cost $352,042) ................              363,852
                                                                        --------


                                                                         MARKET
                                                                          VALUE
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 93.68%
 (cost $352,042)  ................................................      $363,852
RECEIVABLES AND OTHER ASSETS
 NET OF LIABILITIES - 6.32%  .....................................        24,537
                                                                        --------
NET ASSETS APPLICABLE TO 42,451 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% ..........................      $388,389
                                                                        ========
NET ASSET VALUE - BALANCED PORTFOLIO A CLASS
 ($172,842 / 18,891 shares)  .....................................         $9.15
                                                                           =====
NET ASSET VALUE - BALANCED PORTFOLIO B CLASS
 ($113,292 / 12,385 shares)  .....................................         $9.15
                                                                           =====
NET ASSET VALUE - BALANCED PORTFOLIO C CLASS
 ($48,426 / 5,293 shares)  .......................................         $9.15
                                                                           =====
NET ASSET VALUE - BALANCED PORTFOLIO INSTITUTIONAL
 CLASS ($53,829/ 5,882 shares)  ..................................         $9.15
                                                                           =====
COMPONENTS OF NET ASSETS AT MARCH 31, 1998:
Capital shares (unlimited authorization-no par) ..................      $374,631
Undistributed net investment income ..............................           770
Accumulated net realized gain on investments .....................         1,178
Net unrealized appreciation of investments .......................        11,810
                                                                        --------
Total net assets .................................................      $388,389
                                                                        ========

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 BALANCED PORTFOLIO A CLASS:
Net asset value A Class (A)  .....................................         $9.15
Sales charge (4.75% of offering price or 5.03%
 of the amount invested per share)(B) ............................          0.46
                                                                           -----
Offering price ...................................................         $9.61
                                                                           =====

----------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.
                             See accompanying notes
                                                         for asset allocation 11


DELAWARE GROUP FOUNDATION FUNDS -
INCOME PORTFOLIO
STATEMENT OF NET ASSETS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------
                                                              NUMBER      MARKET
                                                             OF SHARES    VALUE
--------------------------------------------------------------------------------
INVESTMENT COMPANIES - 95.04%
Delaware Group Adviser Funds, Inc. -
 U.S. Growth Fund ........................................      2,631    $32,946
Delaware Group Equity Funds II, Inc. -
 Decatur Total Return Fund ...............................      1,940     38,124
Delaware Group Equity Funds III, Inc. -
 Trend Fund ..............................................          7        140
Delaware Group Global & International Funds, Inc. -
 Global Bond Series ......................................      2,533     26,783
Delaware Group Global & International Funds, Inc. -
 Emerging Markets Series .................................        681      6,950
Delaware Group Global & International Funds, Inc. -
 International Equity Series .............................      1,292     20,724
Delaware Group Government Fund, Inc. -
 Government Income Series ................................      5,277     40,742
Delaware Group Income Funds, Inc. -
 Delchester Fund .........................................     10,106     68,424
Delaware Pooled Trust, Inc. -
 The Real Estate Investment Trust Portfolio ..............        726     11,365
Voyageur Mutual Funds III, Inc. -
 Aggressive Growth Fund ..................................        689     13,876
                                                                         -------
Total Investment Companies (cost $253,840 ) ..............               260,074
                                                                         -------
                                                                PRINCIPAL
                                                                   AMOUNT
REPURCHASE AGREEMENTS - 8.40%
With JP Morgan Securities 5.85% 04/01/98
 (dated 03/31/98, collateralized by
 $7,000 U.S. Treasury Notes 6.75%
 due 05/31/99 market value $6,845) .....................      $6,700       6,700
With PaineWebber 5.875% 04/01/98
 (dated 03/31/98, collateralized by
 $3,000 U.S. Treasury Notes 6.25%
 due 06/30/98 market value
 $3,394 and $4,000
 U.S. Treasury Notes 6.625% due
 06/30/01 market value $3,957) .........................       7,200       7,200
With Prudential Bache Securites 5.90% 04/01/98
 (dated 03/31/98, collateralized by $9,000
 U.S. Treasury Bills market value $9,290) ..............       9,100       9,100
                                                                         -------
Total Repurchase Agreements (cost $23,000) .............                  23,000
                                                                         -------

                                                                         MARKET
                                                                         VALUE
TOTAL MARKET VALUE OF SECURITIES - 103.44%
 (cost $276,840)  ................................................    $ 283,074
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS - (3.44%) ........       (9,423)
                                                                      ---------
NET ASSETS APPLICABLE TO 30,412 SHARES
 ($.01 PAR VALUE) OUTSTANDING - 100.00% ..........................    $ 273,651
                                                                      =========
NET ASSET VALUE - INCOME PORTFOLIO A CLASS
 ($220,704 / 24,528 shares)  .....................................        $9.00
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO B CLASS
 ($9 / 1 share)  .................................................        $9.00
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO C CLASS
 ($9 / 1 share)  .................................................        $9.00
                                                                          =====
NET ASSET VALUE - INCOME PORTFOLIO INSTITUTIONAL CLASS
 ($52,929 / 5,882 shares)  .......................................        $9.00
                                                                          =====
COMPONENTS OF NET ASSETS AT MARCH 31, 1998:
Capital shares (unlimited authorization-no par) ..................    $ 264,213
Undistributed net investment income ..............................        1,428
Accumulated net realized gain on investments .....................        1,776
Net unrealized appreciation of investments .......................        6,234
                                                                      ---------
Total net assets .................................................    $ 273,651
                                                                      =========

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
 INCOME PORTFOLIO A CLASS:
Net asset value A Class (A)  .....................................        $9.00
Sales charge (4.75% of offering price or 5.00% of the amount
 invested per share)(B)  .........................................         0.45
                                                                          -----
Offering price ...................................................        $9.45
                                                                          =====


----------
(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares
(B) See How to Buy Shares in the current Prospectus for purchases of $100,000 or more.
                             See accompanying notes

12 for asset allocation


DELAWARE GROUP FOUNDATION FUNDS -
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       BALANCED
                                                                      PORTFOLIO
                                                                      ---------
ASSETS:
Investments at market (cost $352,042)  ..............................  $363,852
Subscriptions receivable ............................................    76,837
                                                                        -------
 Total assets .......................................................   440,689
                                                                        -------

LIABILITIES:
Payable for securities purchased ....................................    27,000
Other accounts payable and accrued expenses .........................    25,300
                                                                        -------
 Total liabilities ..................................................    52,300
                                                                        -------

TOTAL NET ASSETS ....................................................  $388,389
                                                                       ========
                             See accompanying notes
                                                         for asset allocation 13


DELAWARE GROUP FOUNDATION FUNDS -
STATEMENT OF OPERATIONS
FOR THE PERIOD DECEMBER 31, 1997* TO MARCH 31, 1998
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                              GROWTH            BALANCED           INCOME
                                                                             PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                             ---------          ---------         ---------
INVESTMENT INCOME:
Dividends.....................................................                 $   741            $ 1,014           $ 1,464
Interest......................................................                      90                 96               226
                                                                               -------            -------           -------
                                                                                   831              1,110             1,690
                                                                               -------            -------           -------
EXPENSES:
Management fees...............................................                      38                 38                37
Custodian fees................................................                     180                125               115
Dividend disbursing and transfer agent fees and expenses......                     388                287               257
Distribution expense..........................................                      77                132                60
Registration fees.............................................                   9,532              7,794             7,648
Reports and statements to shareholders........................                     420                552             1,031
Accounting and administration.................................                      16                 16                16
Professional fees.............................................                   2,571              4,714             4,563
Trustees' fees................................................                     201                201               201
Taxes (other than taxes on income)............................                       2                  0                 2
Other.........................................................                      65                 38                51
                                                                               -------            -------           -------
                                                                                13,490             13,897            13,981
Less expenses absorbed by Delaware Management Company ........                 (13,193)           (13,557)          (13,719)
                                                                               -------            -------           -------
                                                                                   297                340               262
                                                                               -------            -------           -------
NET INVESTMENT INCOME.........................................                     534                770             1,428
                                                                               -------            -------           -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investment transactions..................                     257              1,178             1,776
Net change in unrealized appreciation on investments..........                  16,603             11,810             6,234
                                                                               -------            -------           -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:..............                  16,860             12,988             8,010
                                                                               -------            -------           -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........                 $17,394            $13,758           $ 9,438
                                                                               =======            =======           =======

----------------------
*Date of commencement of trading.

                             See accompanying notes

14 for asset allocation

   DELAWARE GROUP FOUNDATION FUNDS -
   STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     12/31/97*          12/31/97*         12/31/97*
                                                                    TO 3/31/98         TO 3/31/98        TO 3/31/98
                                                                      GROWTH            BALANCED           INCOME
                                                                     PORTFOLIO          PORTFOLIO         PORTFOLIO
                                                                    ----------          ---------         ---------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income .........................................       $    534           $    770          $  1,428
Net realized gain on investments ..............................            257              1,178             1,776
Net change in unrealized appreciation
  on investments during the period ............................         16,603             11,810             6,234
                                                                      --------           --------          --------
Net increase in net assets
  resulting from operations ...................................         17,394             13,758             9,438
                                                                      --------           --------          --------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  A Class .....................................................        243,678            166,933           234,195
  B Class .....................................................         50,537            110,066                 9
  C Class .....................................................              9             48,232                 9
  Institutional Class .........................................         50,000             50,000            50,000
                                                                      --------           --------          --------
                                                                       344,224            375,231           284,213
                                                                      --------           --------          --------
Cost of shares repurchased:
  A Class .....................................................              0                  0           (20,000)
  B Class .....................................................              0               (600)                0
  C Class .....................................................              0                  0                 0
  Institutional Class .........................................              0                  0                 0
                                                                      --------           --------          --------
                                                                             0               (600)          (20,000)
                                                                      --------           --------          --------
Increase in net assets derived from capital
  share transactions ..........................................        344,224            374,631           264,213
                                                                      --------           --------          --------
NET INCREASE IN NET ASSETS ....................................        361,618            388,389           273,651

NET ASSETS:
Beginning of period ...........................................              0                  0                 0
                                                                      --------           --------          --------
End of period. ................................................       $361,618           $388,389          $273,651
                                                                      ========           ========          ========
------------------
*Date of commencement of trading.



                             See accompanying notes
                                                       for asset allocation  15

DELAWARE GROUP FOUNDATION FUNDS -
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                        GROWTH PORTFOLIO
                                                                          ---------------------------------------------------
                                                                            A CLASS          B CLASS      INSTITUTIONAL CLASS
                                                                          12/31/97(1)      12/31/97(1)        12/31/97(1)
                                                                             to                to                to
                                                                           3/31/98           3/31/98           3/31/98

Net asset value, beginning of period . . . . . . . . . . . . . . . . . .    $8.500            $8.500           $8.500

Income from investment operations:
     Net investment income(2). . . . . . . . . . . . . . . . . . . . . .     0.031             0.014            0.037
     Net realized and unrealized gain on investments . . . . . . . . . .     0.849             0.856            0.843
                                                                            ------            ------           ------
     Total from investment operations. . . . . . . . . . . . . . . . . .     0.880             0.870            0.880
                                                                            ------            ------           ------

Net asset value, end of period. . . . . . . . . . . . . . . . . . . . . .   $9.380            $9.370           $9.380
                                                                            ======            ======           ======

Total return(3). . . . . . . . . . . . . . . . . . . . . .. . . . . . . .   10.35%            10.24%           10.35%

Ratios and supplemental data:
     Net assets, end of period (000 omitted). . . . . . . . . . . . . . .     $254               $52              $55
     Ratio of expenses to average net assets. . . . . . . . . . . . . . .    0.80%             1.55%            0.55%
     Ratio of expenses to average net assets prior to expense limitation    35.38%            36.13%           35.13%
     Ratio of net investment income to average net assets . . . . . . . .    1.38%             0.63%            1.63%
     Ratio of net investment loss to average net assets prior
      to expense limitation . . . . . . . . . . . . . . . . . . . . . . .  (33.20%)          (33.95%)         (32.95%)
     Portfolio turnover . . . . . . . . . . . . . . . . . . . . . . . . .        5%                5%               5%

_______________
(1) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(2) Per share information was based on the average shares outstanding method.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class and 1% for C Class.

For the period December 31, 1997 through March 31, 1998, there was no shareholder activity in C Class besides the initial seed purchase of 1 share. This shareholder data is not being disclosed because the data is not believed to be meaningful.

16 for asset allocation

________________________________________________________________________________

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                        BALANCED PORTFOLIO
                                                              ----------------------------------------------------------------------
                                                                A CLASS         B CLASS          C CLASS         INSTITUTIONAL CLASS
                                                              12/31/97(1)     12/31/97(1)      12/31/97(1)            12/31/97(1)
                                                                  to               to              to                     to
                                                                3/31/98        3/31/98          3/31/98                3/31/98
Net asset value, beginning of period .....................      $8.500         $8.500           $8.500                 $8.500

Income from investment operations:
  Net investment income(2) ...............................       0.047          0.031            0.030                  0.053
  Net realized and unrealized gain on investments ........       0.603          0.619            0.620                  0.597
                                                                ------         ------           ------                 ------
  Total from investment operations .......................       0.650          0.650            0.650                  0.650
                                                                ------         ------           ------                 ------

Net asset value, end of period ...........................      $9.150         $9.150           $9.150                 $9.150
                                                                ======         ======           ======                 ======

Total return(3) ..........................................        7.65%          7.65%            7.65%                  7.65%

Ratios and supplemental data:
  Net assets, end of period (000 omitted) ................        $173           $113              $48                    $54
  Ratio of expenses to average net assets ................        0.80%          1.55%            1.55%                  0.55%
  Ratio of expenses to average net assets prior to
    expense limitation ...................................       36.70%         37.45%           37.45%                 36.45%
  Ratio of net investment income to average net assets ...        2.14%          1.39%            1.39%                  2.39%
  Ratio of net investment loss to average net assets prior
    to expense limitation ................................      (33.76%)       (34.51%)         (34.51%)               (33.51%)
  Portfolio turnover .....................................          34%            34%              34%                    34%

--------------------
(1) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
(2)  Per share information was based on the average shares outstanding method.
(3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class and 1% for C Class.

                                                         for asset allocation 17
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

Selected data for each share of the Portfolio outstanding throughout each period were as follows:


                                                                                                    INCOME PORTFOLIO
                                                                                          ---------------------------------------

                                                                                            A CLASS           INSTITUTIONAL CLASS
                                                                                           12/31/97(1)              12/31/97(1)
                                                                                              to                       to
                                                                                          3/31/98                   3/31/98
  Net asset value, beginning of period..........................................          $8.500                     $8.500

  Income from investment operations:
    Net investment income(2)....................................................           0.083                      0.089
    Net realized and unrealized gain on investments.............................           0.417                      0.411
                                                                                          ------                     ------
    Total from investment operations............................................           0.500                      0.500
                                                                                          ------                     ------

  Net asset value, end of period................................................          $9.000                     $9.000
                                                                                          ======                     ======
  Total return(3)...............................................................            5.88%                      5.88%

  Ratios and supplemental data:
    Net assets, end of period (000 omitted) ....................................            $221                        $53
    Ratio of expenses to average net assets.....................................            0.80%                      0.55%
    Ratio of expenses to average net assets prior to expense limitation.........           38.19%                     37.94%
    Ratio of net investment income to average net assets........................            3.81%                      4.06%
    Ratio of net investment loss to average net assets prior
      to expense limitation.....................................................          (33.58%)                   (33.33%)
    Portfolio turnover..........................................................              82%                        82%

--------------------

    (1) Date of commencement of trading; ratios have been annualized and total returns have not been annualized.
    (2) Per share information was based on the average shares outstanding method.
    (3) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase of A Class. Does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class and 1% for C Class.

        For the period December 31, 1997 through March 31, 1998, there was no shareholder activity in B Class and C Class besides the initial seed purchase of 1 share. This shareholder data is not being disclosed because the data is not believed to be meaningful.

18 for asset allocation

DELAWARE GROUP FOUNDATION FUNDS -
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

Delaware Group Foundation Funds (the "Trust") is registered as a diversified open-end investment company under the Investment Company Act of 1940, as amended the "1940 Act". The Trust is organized as a Delaware business trust under a Certificate of Trust dated October 24, 1997 and offers three portfolios: the Growth Portfolio, the Balanced Portfolio and the Income Portfolio (individually a "Portfolio" and collectively, the "Portfolios"). Each portfolio of the Trust is diversified, as defined by the 1940 Act, and offers four classes of shares. Class A carries a front-end sales charge of 4.75%, Class B carries a back-end deferred sales charge, Class C carries a level load deferred sales charge and the Institutional Class has no sales charge. The Portfolios will invest in open-end investment companies (mutual funds) that are members of the Delaware Investments Family of Mutual Funds (collectively, the "Underlying Funds"). The Underlying Funds include funds investing in U.S. and foreign stocks, bonds and money market instruments.

The investment objective of each Portfolio is as follows:

Growth Portfolio: Seeks long-term capital growth.

Balanced Portfolio: Seeks capital appreciation with current income as a secondary objective.

Income Portfolio: Seeks a combination of current income and preservation of capital with capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Portfolios.

Security Valuation - The market value of the Portfolio's investments in the Underlying Funds is based on the published net asset value of each share of an Underlying Fund computed as of the close of regular trading on the New York Stock Exchange on days when the Exchange is open.

Federal Income Taxes - The Portfolios intend to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Portfolios may invest in a pooled cash account along with other members of the Delaware Investments Family of Mutual Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolios' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Other - Expenses common to all Funds within the Delaware Investments Family of Mutual Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Each Portfolio declares and pays distributions from net realized gain on investment transactions annually and from net investment income as follows: the Income Portfolio and the Balanced Portfolio, quarterly and the Growth Portfolio annually.

Certain Fund expenses are paid through "soft dollar" arrangements with brokers. The amount of these expenses is less than 0.01% of the Portfolios' average daily net assets.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. Investment Management and Other Transactions with Affiliates
In accordance with the terms of the Investment Management Agreement, the Portfolios pay Delaware Management Company (DMC) the Investment Manager of the Portfolios, an annual Asset Allocation fee which is calculated at the rate of 0.25% (currently waived to 0.10%) of each of the Portfolio's average daily net assets.

DMC has elected to waive that portion if any of the management fee and reimburse the Portfolios to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commissions, extraordinary expenses and distribution expenses exceed 0.55% of average daily net assets of the Portfolios through June 30, 1998.

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO

Total expenses absorbed by DMC..........   $13,193     $13,557        $13,719

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent and accounting services for the Portfolios. For the period ended March 31, 1998, the Portfolios expensed the following:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
Dividend disbursing, transfer agent
 fees and other expense.................      $388        $287           $257
Accounting fees.........................        15          15             15
for asset allocation 19

--------------------------------------------------------------------------------

On March 31, 1998, the Portfolios had payables to affiliates as follows:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
Other expenses payable to DMC
 and affiliates........................    $54,544     $53,965        $53,825

Pursuant to the Distribution Agreement, the Portfolios pay Delaware Distributors, L.P. (DDLP), the Distributor and an affiliate of DMC, an annual fee not to exceed 0.25% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B and C Class.

For the period ended March 31, 1998, DDLP earned commissions on sales of the A Class shares for each Portfolio as follows:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
                                             $219         $37             $7

Certain officers of DMC, DSC and DDLP are officers, trustees and/or employees of the Portfolios. These officers, trustees and employees are paid no compensation by the Portfolios.

3. Investments
During the period ended March 31, 1998, the Portfolios made purchases and sales of investment securities, including shares of underlying funds, other than U.S. government securities and temporary cash investments were as follows:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
Purchases...........................       $338,241    $365,764       $281,764
Sales...............................          2,000      14,900         29,700


At March 31, 1998, the aggregate cost of securities and unrealized appreciation (depreciation) for federal income tax purposes for each Portfolio was as follows:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
Cost of Investments....................   $337,498    $352,042       $276,840
                                          ========    ========       ========

Aggregate unrealized appreciation......    $16,655     $12,001         $6,922
Aggregate unrealized depreciation......        (52)       (201)          (720)
                                          --------    --------       --------

Net realized appreciation..............    $16,603     $11,800         $6,202
                                          ========    ========       ========

4. Capital Stock
Transactions in capital stock shares were as follows:

                                           GROWTH     BALANCED        INCOME
                                          PORTFOLIO   PORTFOLIO      PORTFOLIO
                                          ---------   ---------      ---------
                                          12/31/97*   12/31/97*      12/31/97*
                                          to 3/31/98  to 3/31/98     to 3/31/98
Shares sold:
   A Class............................       27,096      18,891         26,803
   B Class............................        5,590      12,451              1
   C Class............................            1       5,293              1
   Institutional Class................        5,882       5,882          5,882
                                             ------      ------         ------
                                             38,569      42,517         32,687
                                             ------      ------         ------

Shares redeemed
   A Class............................            -           -         (2,275)
   B Class............................            -         (66)             -
   C Class............................            -           -              -
   Institutional Class................            -           -              -
                                             ------      ------         ------
                                                  -         (66)        (2,275)
                                             ------      ------         ------

Net Increase..........................       38,569      42,451         30,412
                                             ======      ======         ======

-------------------------
* Date of commencement of trading.

THIS SEMI-ANNUAL REPORT IS FOR THE INFORMATION OF FOUNDATION FUNDS SHAREHOLDERS, BUT IT MAY BE USED WITH prospective investors when preceded or accompanied by a current Prospectus for Foundation Funds, which sets forth details about charges, expenses, investment objectives and operating policies of the Funds. You should read the prospectus carefully before you invest. Summary investment results are documented in the Funds' current Statement of Additional Information. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------

INVESTMENT MANAGER
Delaware Management Company
Philadelphia, Pennsylvania

INTERNATIONAL AFFILIATE
Delaware Investment Advisers Ltd.
London, England

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
Philadelphia, Pennsylvania

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING
AND TRANSFER AGENT
Delaware Service Company, Inc.
Philadelphia, Pennsylvania

1818 Market Street
Philadelphia, PA 19103-3682

For Shareholders
1.800.523.1918

For Securities Dealers
1.800.362.7500

For Financial Institutions
Representatives Only
1.800.659.2265

www.delawarefunds.com

DELAWARE
INVESTMENTS
Philadelphia o London

Be sure to consult your financial adviser when making investments. Mutual funds can be a valuable part of your financial plan; however, shares of the Funds are not FDIC or NCUSIF insured, are not guaranteed by any bank or any credit union, and involve investment risk, including the possible loss of the principal amount invested. Shares of the Funds are not bank or credit union deposits.

Copy Right Delaware Distributors, L.P.
Printed in the USA
on recycled paper

SA-444 [3/98] PP5/98
(638)